Note 21 - Supplemental Cash Flow Information - Schedule of Operating Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Income taxes refunded	$ (193)	$ (307)	$ (187)
Income taxes paid	0	18	0
Income tax expense (recovery)	$ (193)	$ (289)	$ (187)